Short-term borrowings	12 Months Ended
Dec. 31, 2022
Short-term borrowings.
Short-term borrowings

28   Short-term borrowings

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Secured	663,136	—
Unsecured	152,124	289,062
	815,260	289,062

As at December 31, 2021, out of the secured borrowings, RMB597,400,000 were secured by restricted cash and time deposits over three months of RMB670,022,000 (Note 22), RMB9,014,000 was guaranteed by Haidian Financing Guarantee, RMB53,722,000 was guaranteed by Shenzhen HTI Financing Guarantee Co., Ltd., and RMB3,000,000 was secured by the accounts receivable that BER Technology could claim from Guilin Bank Co., Ltd. The weighted average interest rate of short-term borrowings was 3.93%, 4.61% per annum as at December 31, 2021, 2022.